Note 34 - Income Taxes - Major Components of Gross Deferred Income Tax Assets and Liabilities (Detail: Text value) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Major Components of Gross Deferred Income Tax Assets and Liabilities
Corporate minimum tax included in unused tax credit	€ 151	€ 10